Restructuring and Other	12 Months Ended
Mar. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Other
Restructuring and Other

Restructuring and other includes restructuring and severance costs, certain transaction and related costs, and certain unusual items, when applicable, and were as follows for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Restructuring and other:
Severance(1)
Cash	$21.5	$26.7	$0.6
Accelerated vesting on equity awards (see Note 12)	2.9	2.4	—
Total severance costs	24.4	29.1	0.6
Transaction and related costs(2)	22.2	59.6	16.5
Development expense(3)	13.2	—	—
Pension withdrawal costs(4)	—	—	2.7
	$59.8	$88.7	$19.8
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(1)
Severance costs in the fiscal year ended March 31, 2018 were primarily related to the restructuring of the Motion Pictures business in connection with the acquisition of Good Universe and additional workforce reductions in connection with the Starz Merger. Of the severance costs, $14.7 million is recorded as a liability and is expected to be paid by March 31, 2019. Severance costs in the fiscal year ended March 31, 2017 were primarily related to workforce reductions for redundancies in connection with the Starz Merger.

(2)
Transaction and related costs in the fiscal years ended March 31, 2018, 2017 and 2016 reflect transaction, integration and legal costs incurred associated with certain strategic transactions. In fiscal 2018, these costs were primarily related to the sale of EPIX (see Note 5), the Starz Merger, the legal fees associated with the Starz class action lawsuits and certain other legal matters. In fiscal 2017, these costs were primarily related to the Starz Merger, the legal fees associated with the Starz class action lawsuits, and an arbitration award of $5.8 million and related legal expenses. In fiscal 2016, these costs were primarily related to the acquisition of a majority interest in Pilgrim Media Group and certain shareholder transactions.

(3)
Development expense in the fiscal year ended March 31, 2018 represents write-downs resulting from the restructuring of the Motion Pictures business in connection with the acquisition of Good Universe and new management's decisions around the creative direction on certain development projects which were abandoned in the fiscal year.

(4)	Pension withdrawal costs in the fiscal year ended March 31, 2016 were related to an underfunded multi-employer pension plan in which the Company was no longer participating.

Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Severance liability
Beginning balance	$22.2	$0.6	$0.5
Accruals	21.5	26.7	0.6
Severance payments	(27.9)	(10.6)	(0.5)
Other(1)	(1.1)	5.5	—
Ending balance	$14.7	$22.2	$0.6
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(1)
In the year ended March 31, 2018, other represents noncash reductions related to the settlement of certain liabilities relating to employee compensation with equity instruments. In the year ended March 31, 2017, other represents a severance liability acquired in connection with the Starz Merger.